American Beacon Mid-Cap Value Fund

Supplement dated October 15, 2014
to the
Statement of Additional Information dated February 28, 2014

The information below supplements the Statement of Additional Information dated February 28, 2014 and is in addition to any other supplement(s):

In the "Portfolio Managers" section for Lee Munder Capital Group, LLC on page 67 is deleted in its entirety and replaced with the following:
	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance- Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lee Munder Capital Group, LLC
R. Todd Vingers*	11 ($1.3 bil)	18 ($444 mil)	85 ($1.3 bil)	0 ($0)	0 ($0)	3 ($67 mil)
Jay C. Willadsen*	4 ($523 mil)	13 ($214 mil)	23 ($191 mil)	0 ($0)	0 ($0)	0 ($0)
*As of September 30, 2014.

In the Portfolio Managers section-Ownership of Funds sub-section for Lee Munder Capital Group, LLC on page 87, is deleted and replaced with the following:
Name of Investment Advisor and Portfolio Manager	Mid-Cap Value Fund
Lee Munder Capital Group, LLC
R. Todd Vingers*	None
Jay C. Willadsen*	None
*As of September 30, 2014.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE